SCHEDULE H, PART IV, Line 4(i) SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
SCHEDULE H, PART IV, Line 4(i) SCHEDULE OF ASSETS (HELD AT END OF YEAR)
USANA HEALTH SCIENCES 401(k) PLAN
SUPPLEMENTAL INFORMATION
Employer Identification Number: 87-0500306
Plan Number: 001
SCHEDULE H, PART IV, Line 4(i)
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
As of December 31, 2025

( a )	( b )	( c )	( d )	( e )
	IDENTITY OF ISSUE, BORROWER, LESSOR, OR SIMILAR PARTY	DESCRIPTION OF INVESTMENT	COST	CURRENT VALUE
*	Fidelity® 500 Index Fund	Mutual funds	**	$25,598,120
*	Fidelity® Large Cap Growth Index Fund	Mutual funds	**	14,134,252
	American Funds 2050 Target Date Retirement Fund® Class R-6	Mutual funds	**	13,955,883
	American Funds 2045 Target Date Retirement Fund® Class R-6	Mutual funds	**	9,550,146
	American Funds 2040 Target Date Retirement Fund® Class R-6	Mutual funds	**	9,459,226
	MFS International Growth Fund Class R6	Mutual funds	**	6,920,441
	American Funds 2035 Target Date Retirement Fund® Class R-6	Mutual funds	**	6,842,221
	American Funds 2055 Target Date Retirement Fund® Class R-6	Mutual funds	**	6,777,291
	American Funds 2030 Target Date Retirement Fund® Class R-6	Mutual funds	**	5,459,873
	PGIM Total Return Bond Fund Class R-6	Mutual funds	**	4,764,323
	American Funds American Balanced Fund® Class R-6	Mutual funds	**	4,251,315
	American Funds 2060 Target Date Retirement Fund® Class R-6	Mutual funds	**	2,958,204
*	Fidelity® Mid Cap Index Fund	Mutual funds	**	2,851,989
*	Fidelity® Small Cap Index Fund	Mutual funds	**	2,643,309
	American Funds New World Fund® Class R-6	Mutual funds	**	2,153,135
	Carillon Eagle Mid Cap Growth Fund Class R-6	Mutual funds	**	1,850,842
	Janus Henderson Triton Fund Class I	Mutual funds	**	1,402,735
	Victory Sycamore Established Value Fund Class R-6	Mutual funds	**	1,398,089
*	Fidelity® Total International Index Fund	Mutual funds	**	1,158,748
	American Funds 2025 Target Date Retirement Income Fund Class R-6	Mutual funds	**	1,119,518
	Principal Real Estate Securities Fund Institutional Class	Mutual funds	**	1,026,002
	Undiscovered Managers Behavioral Value Fund Class L	Mutual funds	**	988,232
	American Funds 2020 Target Date Retirement Fund® Class R-6	Mutual funds	**	253,741
	PIMCO Income Fund Institutional Class	Mutual funds	**	30,534
*	Fidelity® Government Money Market Fund	Mutual funds	**	21,217
	American Funds 2010 Target Date Retirement Fund® Class R-6	Mutual funds	**	11,067
	American Funds 2015 Target Date Retirement Income Fund Class R-6	Mutual funds	**	8,957
				127,589,410
*	USANA Health Sciences, Inc. Stock Fund	Stock Fund	**	1,318,480
	Galliard Stable Return Fund C	Collective investment fund	**	7,305,763

*	Notes receivable from participants	Loans with interest rates ranging from 4.25% to 9.50%, with maturities through 2054	N/A	2,284,606
				$138,498,259
*	Party-in-interest
**	Column (d) cost information is not presented as these investments are participant directed.
	See accompanying Report of Independent Registered Public Accounting Firm.